Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Amortized cost	$ 76,951	$ 57,367
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	76,357	56,672
Non-investment grade	430	401
Impaired	155	150
Carrying amount of securities measured at FVOCI subject to impairment	76,942	57,223
Items not subject to impairment	522	463
Carrying amount of securities measured at FVOCI	77,464	57,686
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	43,116	43,727
Non-investment grade	1,094	1,081
Amount before allowance for credit losses	44,210	44,808
Allowance for credit losses	22	24
Amortized cost	44,188	44,784
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	76,356	56,671
Non-investment grade	429	400
Carrying amount of securities measured at FVOCI subject to impairment	76,785	57,071
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	43,063	43,681
Non-investment grade	704	695
Amount before allowance for credit losses	43,767	44,376
Allowance for credit losses	5	5
Amortized cost	43,762	44,371
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	1	1
Non-investment grade	1	1
Carrying amount of securities measured at FVOCI subject to impairment	2	2
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	53	46
Non-investment grade	390	386
Amount before allowance for credit losses	443	432
Allowance for credit losses	17	19
Amortized cost	426	413
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	155	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 155	$ 150